BALANCE SHEETS - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Assets
Cash and balances with central banks	$ 65,667	$ 102,522
Collateral paid	6,269	4,535
Trading securities and financial assets measured at fair value through income statement (FVIS)	49,228	30,507
Derivative financial instruments	24,109	21,343
Investment securities	103,885	75,326
Loans	806,767	773,254
Other financial assets	5,456	6,219
Property and equipment	2,251	2,245
Tax assets	2,160	2,100
Intangible assets	10,746	10,886
Other assets	1,006	837
Total assets	1,077,544	1,029,774
Liabilities
Collateral received	3,078	3,525
Deposits and other borrowings	720,489	688,168
Other financial liabilities	38,077	44,870
Derivative financial instruments	30,974	24,647
Debt issues	169,284	156,573
Tax liabilities	569	780
Provisions	2,505	2,777
Other liabilities	2,633	2,719
Total liabilities excluding loan capital	967,609	924,059
Loan capital	37,883	33,176
Total liabilities	1,005,492	957,235
Net assets	72,052	72,539
Share capital:
Ordinary share capital	37,958	39,826
Treasury shares	(758)	(702)
Reserves	1,732	1,935
Retained profits	32,773	31,436
Total equity attributable to owners of WBC	71,705	72,495
NCI	347	44
Total shareholders' equity and NCI	72,052	72,539
Parent Entity
Assets
Cash and balances with central banks	58,400	93,466
Collateral paid	6,199	4,505
Trading securities and financial assets measured at fair value through income statement (FVIS)	47,014	27,987
Derivative financial instruments	23,902	21,038
Investment securities	95,623	67,508
Loans	710,043	678,021
Other financial assets	4,951	5,812
Due from subsidiaries	52,339	53,644
Investment in subsidiaries	9,095	8,019
Property and equipment	1,804	1,833
Tax assets	1,896	1,962
Intangible assets	9,131	9,260
Other assets	837	705
Total assets	1,021,234	973,760
Liabilities
Collateral received	2,935	3,243
Deposits and other borrowings	644,481	610,357
Other financial liabilities	33,917	38,780
Derivative financial instruments	30,795	24,574
Debt issues	143,882	134,957
Tax liabilities	408	607
Due to subsidiaries	55,722	55,663
Provisions	2,271	2,543
Other liabilities	2,065	2,177
Total liabilities excluding loan capital	916,476	872,901
Loan capital	36,770	32,085
Total liabilities	953,246	904,986
Net assets	67,988	68,774
Share capital:
Ordinary share capital	37,958	39,826
Treasury shares	(816)	(760)
Reserves	1,757	1,659
Retained profits	29,089	28,049
Total equity attributable to owners of WBC	67,988	68,774
Total shareholders' equity and NCI	$ 67,988	$ 68,774